Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Benefit Plans [Abstract]
Summary Of Non-Vested Share Award Related Compensation Expense Recognized

	2010	2009	2008

Contract drilling	$17.2	$16.8	$11.4
General and administrative	13.9	11.4	7.6
Non-vested share award related compensation expense
included in operating expenses	31.1	28.2	19.0
Tax benefit	(6.3)	(7.0)	(4.7)
Total non-vested share award related compensation
expense included in net income	$24.8	$21.2	$14.3

Summary Of The Value Of Non-Vested Share Awards Granted And Vested

	2010	2009	2008

Weighted-average grant-date fair value of
non-vested share awards granted (per share)	$35.81	$40.91	$67.99
Total fair value of non-vested share awards
vested during the period (in millions)	$22.1	$18.6	$17.9

Summary Of Non-Vested Share Award Activity

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Non-vested as of January 1, 2010	1,811	$54.21
Granted	626	35.81
Vested	(576)	54.59
Forfeited	(70)	51.75
Non-vested as of December 31, 2010	1,791	$47.75

Summary Of Option Related Compensation Expense Recognized

	2010	2009	2008

Contract drilling	$ .7	$ 1.7	$ 3.3
General and administrative	2.8	3.7	5.0
Option related compensation expense included in
operating expenses	3.5	5.4	8.3
Tax benefit	(.6)	(1.6)	(2.3)
Total option related compensation expense included
in net income	$ 2.9	$ 3.8	$ 6.0

Weighted-Average Assumptions Utilizing The Black-Scholes Model

	2010	2009

Risk-free interest rate	1.8%	1.8%
Expected term (in years)	4.0	3.9
Expected volatility	53.1%	53.3%
Dividend yield	4.1%	.2%

Summary Of Option Activity

		Weighted-	Weighted-
		Average	Average
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value

Outstanding as of January 1, 2010	1,213	$48.98
Granted	160	34.45
Exercised	(38)	37.26
Forfeited	(3)	53.12
Expired	(11)	51.79
Outstanding as of December 31, 2010	1,321	47.52	3.3	$9,915
Exercisable as of December 31, 2010	1,022	$49.12	2.6	$6,036

Summary Of The Value Of Options Granted And Exercised

	2010	2009	2008

Weighted-average grant-date fair value of
options granted (per share)	$11.05	$17.17	$ --
Intrinsic value of options exercised during
the year (in millions)	$ .4	$ 3.6	$25.5

Summary Of Information About Options Outstanding

	Options Outstanding			Options Exercisable
		Weighted-Average
	Number	Remaining	Weighted-Average	Number	Weighted-Average
Exercise Prices	Outstanding	Contractual Life	Exercise Price	Exercisable	Exercise Price

$23.12 - $34.45	294	4.1 years	$34.03	134	$33.54
41.29 - 47.12	380	3.2 years	45.10	311	45.94
50.09 - 52.82	351	2.5 years	50.31	347	50.31
57.38 - 60.74	296	3.4 years	60.71	230	60.71
	1,321	3.3 years	$47.52	1,022	$49.12